Derivative financial instruments - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 1,448,064	£ 1,501,722
Derivative financial instruments	4,235	3,165
Derivative financial instruments	5,787	4,307
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	213,258	134,666
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	470,693	451,109
Trading And Other Assets
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	764,113	915,947
Derivative financial instruments	4,184	3,093
Derivative financial instruments	5,447	3,880
Trading And Other Assets | Exchange rate contracts:
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	70,547	96,730
Derivative financial instruments	2,550	853
Derivative financial instruments	1,793	686
Trading And Other Assets | Interest rate contracts
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	689,874	815,557
Derivative financial instruments	1,554	2,183
Derivative financial instruments	3,425	3,006
Trading And Other Assets | Credit derivatives
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	3,614	3,595
Derivative financial instruments	79	48
Derivative financial instruments	99	65
Trading And Other Assets | Equity and other contracts
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	78	65
Derivative financial instruments	1	9
Derivative financial instruments	130	123
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	683,951	585,775
Derivative financial instruments	51	72
Derivative financial instruments	340	427
Changes in fair value used for calculating hedge ineffectiveness £m	604	(889)
Hedging | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	213,258	134,666
Derivative financial instruments	2	71
Derivative financial instruments	336	413
Changes in fair value used for calculating hedge ineffectiveness £m	1,185	(3,096)
Hedging | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	470,693	451,109
Derivative financial instruments	49	1
Derivative financial instruments	4	14
Changes in fair value used for calculating hedge ineffectiveness £m	(581)	2,207
Hedging | Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	43	35
Derivative financial instruments	2	3
Derivative financial instruments	0	0
Changes in fair value used for calculating hedge ineffectiveness £m	0	2
Hedging | Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	1,967	541
Derivative financial instruments	46	1
Derivative financial instruments	4	14
Changes in fair value used for calculating hedge ineffectiveness £m	91	(14)
Hedging | Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	213,215	134,631
Derivative financial instruments	0	68
Derivative financial instruments	336	413
Changes in fair value used for calculating hedge ineffectiveness £m	1,185	(3,098)
Hedging | Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	468,726	450,568
Derivative financial instruments	3	0
Derivative financial instruments	0	0
Changes in fair value used for calculating hedge ineffectiveness £m	£ (672)	£ 2,221